DUE FROM JOINT VENTURES (Parenthetical) (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Loans to Joint Venture	$ 2,637,000	$ 2,640,000
Unsecured Interest Rate		2.00%
Unsecured Loans To Joint Ventures	$ 2,579,000	$ 22,843,000
Bottom of range [member]
Statement1 [Line Items]
Unsecured Interest Rate	3.60%	3.14%
Top of range [member]
Statement1 [Line Items]
Unsecured Interest Rate	4.34%	4.34%